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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 888 Seventh Avenue PH
         New York, New York  10106

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 397-4433, ext. 1303

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer       New York, New York    August 11, 1999
  _________________________  ____________________  _______________
    [Signature]                 [City, State]         [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $63,938
                                              [thousands]


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer



















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
                                                   Form 13F INFORMATION TABLE

                                                                                                      COLUMN
    COLUMN 1            COLUMN 2    COLUMN 3      COLUMN 4             COLUMN 5          COLUMN 6       7          COLUMN 8
--------------------  ------------  ---------  -------------  -------------------------  -----------  ---  ----------------------
                       TITLE                   VALUE          SHRS OR      SH/   PUT/    INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER         OF CLASS   CUSIP                       PRN AMT      PRN   CALL    DISCRETION   MGRS SOLE   SHARED     NONE
-------------------    ---------  ---------    ------------   -----------  ----  ----    -----------  ---- ------ ------     ----
Ask Jeeves Inc.        Common     045174109         28,000       2,000    X             Shared-Other  1             2,000
Camden PPTY TR
  Sh Ben Int.          Common     133131102        138,750       5,000    X             Shared-Other  1             5,000
Clarnet Corp.          Common     180461105         33,000       2,200    X             Shared-Other  1             2,200
Colonial Gas Co.       Common     195674106      1,073,000      29,000    X             Shared-Other  1            29,000
Commonwealth Energy
  Sys S.B.I.           Common     202800108      2,662,800      63,400    X             Shared-Other  1            63,400
Copper Mtn. Networks
  Inc.                 Common     217510106        772,500      10,000    X             Shared-Other  1            10,000
Donaldson Lufkin &
  Jenrette NW          Common     257661504        368,750      12,500    X             Shared-Other  1            12,500
DTE Energy Co.         Common     233331107      6,833,775     167,700    X             Shared-Other  1           167,700
Eastern Utils. Assoc.  Common     277173100         58,250       2,000    X             Shared-Other  1             2,000
Ebay Inc.              Common     278642103        151,375       1,000    X             Shared-Other  1             1,000
Entergy Corp New       Common     29364G103      8,090,625     258,900    X             Shared-Other  1           258,900
Empire Dist. Elec Co.  Common     291641108        935,644      35,900    X             Shared-Other  1            35,900
Global Crossing Ltd.   Common     G3921A100         63,938       1,500    X             Shared-Other  1             1,500
Montana Power Co.      Common     612085100        528,750       7,500    X             Shared-Other  1             7,500
Nicor Inc.             Common     654086107      4,339,125     114,000    X             Shared-Other  1           114,000
North Carolina Nat
  Gas Corp             Common     658221106      2,554,688      75,000    X             Shared-Other  1            75,000
Northn Sts Pwr Co Minn Common     665772109      6,903,113     285,400    X             Shared-Other  1           285,400
Pinnacle West Cap.
  Corp                 Common     723484101      4,447,625     110,500    X             Shared-Other  1           110,500
Potomac Elect. Pwr Co. Common     737679100      2,740,631      93,100    X             Shared-Other  1            93,100
Public Svc Co N.C.
  Inc.                 Common     744516105      5,557,500     190,000    X             Shared-Other  1           190,000
QWEST Communications
  Int'l Inc.           Common     749121109         49,594       1,500    X             Shared-Other  1             1,500
Ramp Networks Inc.     Common     751567108        572,500      40,000    X             Shared-Other  1            40,000
Scana Corp             Common     805898103      3,765,713     161,100    X             Shared-Other  1           161,100
Semco Energy Inc.      Common     78412D109        728,650      47,200    X             Shared-Other  1            47,200
Southern Co.           Common     842587107      3,577,500     135,000    X             Shared-Other  1           135,000
Starmedia Network,
  Inc.                 Common     855546107        153,900       2,400    X             Shared-Other  1             2,400
Unicom Corp.           Common     904911104      5,714,963     148,200    X             Shared-Other  1           148,200
US Search.Com Inc.     Common     903404101          4,000         500    X             Shared-Other  1               500
Washington Gas Lt Co   Common     938837101      1,089,400      41,900    X             Shared-Other  1            41,900


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                                               _____________

TOTAL                                           63,938,059
                                               =============
















































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